Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	$ 242,570	$ 226,773
Total loans	247,851	235,235
Total outstanding commitments	508,678	477,797
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	242,581	229,546
Total outstanding commitments	501,535	470,046
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,680	1,679
Total outstanding commitments	2,964	2,939
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,590	4,010
Total outstanding commitments	4,179	4,812
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,270	5,689
Total outstanding commitments	7,143	7,751
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	80,377	70,033
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	78,409	68,075
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,204	1,013
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	764	945
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,968	1,958
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	42,795	39,885
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	41,322	38,113
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	451	616
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,022	1,156
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,473	1,772
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	51,619	51,156
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	50,479	50,152
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	5	5
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,135	999
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,140	1,004
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	18,515	18,021
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	18,275	17,733
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	240	288
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	240	288
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	49,264	47,678
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	48,932	47,313
Other Retail [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	20	27
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	312	338
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	332	365
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	242,570	226,773
Total Loans, Excluding Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	237,417	221,386
Total Loans, Excluding Covered Loans [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,680	1,661
Total Loans, Excluding Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	3,473	3,726
Total Loans, Excluding Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	5,153	5,387
Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,281	8,462
Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,164	8,160
Covered Loans [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		18
Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	117	284
Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 117	$ 302